SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Xingwei Xue [Member]
Related Party Transaction [Line Items]
Loan	$ 282,672	$ 3,390
Mingfeng Shi [Member]
Related Party Transaction [Line Items]
Loan	299	1,688
Borrow	7,024
Lili Zhang [Member]
Related Party Transaction [Line Items]
Loan		665
Xinrong Yang [Member]
Related Party Transaction [Line Items]
Loan		169,962
ELITE RAINBOW LIMITED [Member]
Related Party Transaction [Line Items]
Loan	280,571	855,524
SHIMF INVESTMENT LIMITED [Member]
Related Party Transaction [Line Items]
Borrow	3,783
GZY GROUP LIMITED [Member]
Related Party Transaction [Line Items]
Borrow	3,783
STAR SPARKLING LIMITED [Member]
Related Party Transaction [Line Items]
Borrow	$ 3,783